Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other assets
Schedule of other non current and current assets

	2025			2024
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits	19,695	452	20,147	20,434	344	20,778
Prepayments and accrued income	—	7,652	7,652	18	6,887	6,905
Advances to suppliers	18	10,679	10,697	—	8,927	8,927
Other assets	1,723	2,933	4,656	1,999	35,856	37,855
Total	21,436	21,716	43,152	22,451	52,014	74,465